Schedule of Investments (unaudited) July 31, 2020	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Hexcel Corp.	32,021	$1,194,383
Parsons Corp.(a)	7,354	256,140

		1,450,523

Airlines — 1.3%
Alaska Air Group Inc.	47,015	1,619,197
JetBlue Airways Corp.(a)(b)	103,440	1,069,570
SkyWest Inc.	19,230	505,941

		3,194,708

Auto Components — 0.6%
Dana Inc.	55,413	633,371
Goodyear Tire & Rubber Co. (The)	89,243	804,079

		1,437,450

Automobiles — 1.5%
Harley-Davidson Inc.(b)	58,746	1,529,159
Thor Industries Inc.(b)	21,177	2,413,966

		3,943,125

Banks — 9.9%
Associated Banc-Corp.	58,938	756,764
Bank OZK	46,363	1,115,030
BankUnited Inc.	35,434	713,641
BOK Financial Corp.	12,149	676,699
Cathay General Bancorp.	28,986	700,881
CIT Group Inc.	37,727	715,681
Comerica Inc.	53,324	2,054,041
First Financial Bancorp.	37,572	522,814
First Hawaiian Inc.	49,793	865,402
First Horizon National Corp.	212,197	1,967,066
First Merchants Corp.	20,755	507,045
First Midwest Bancorp. Inc.	43,517	528,079
FNB Corp.	123,903	918,121
Fulton Financial Corp.	62,053	601,914
Hancock Whitney Corp.	33,092	630,734
Hilltop Holdings Inc.	26,640	518,681
Home BancShares Inc./AR	58,905	961,919
International Bancshares Corp.	21,354	649,589
Old National Bancorp./IN	62,777	878,250
PacWest Bancorp.	44,673	816,399
Renasant Corp.	21,538	500,328
Synovus Financial Corp.	56,488	1,138,233
TCF Financial Corp.	58,338	1,603,712
Trustmark Corp.	24,324	547,776
UMB Financial Corp.	16,247	809,101
Umpqua Holdings Corp.	84,459	916,380
Valley National Bancorp.	150,223	1,122,166
Webster Financial Corp.	34,583	943,078
WesBanco Inc.	24,947	494,699

		25,174,223

Biotechnology — 1.3%
Arena Pharmaceuticals Inc.(a)	21,415	1,314,667
United Therapeutics Corp.(a)(b)	16,880	1,881,614

		3,196,281

Building Products — 1.4%
Builders FirstSource Inc.(a)	44,724	1,059,512
Owens Corning	41,360	2,501,039

		3,560,551

Capital Markets — 3.9%
Affiliated Managers Group Inc.(b)	18,117	1,246,268

Security	Shares	Value

Capital Markets (continued)
Evercore Inc., Class A	15,547	$859,749
Federated Investors Inc., Class B	36,777	969,442
Invesco Ltd.	144,320	1,448,973
Janus Henderson Group PLC	58,864	1,229,669
Legg Mason Inc.	31,858	1,592,581
Moelis & Co., Class A	20,488	610,338
Stifel Financial Corp.	26,294	1,274,733
Virtu Financial Inc., Class A	29,104	721,779

		9,953,532

Chemicals — 2.8%
Cabot Corp.	21,673	790,631
Chemours Co. (The)	62,982	1,167,056
Element Solutions Inc.(a)	83,956	911,762
Huntsman Corp.	75,277	1,392,625
Minerals Technologies Inc.	13,083	613,331
Olin Corp.	60,540	680,470
PQ Group Holdings Inc.(a)	14,779	181,338
Valvoline Inc.	70,964	1,456,181

		7,193,394

Commercial Services & Supplies — 0.4%
ADT Inc.	40,831	351,555
KAR Auction Services Inc.	49,558	749,812

		1,101,367

Communications Equipment — 0.5%
CommScope Holding Co. Inc.(a)(b)	75,124	697,151
EchoStar Corp., Class A(a)	17,709	483,455

		1,180,606

Construction & Engineering — 1.0%
Fluor Corp.	53,408	544,228
Quanta Services Inc.	52,792	2,110,096

		2,654,324

Consumer Finance — 0.8%
Navient Corp.	65,413	520,687
OneMain Holdings Inc.	28,848	827,938
Santander Consumer USA Holdings Inc.(b)	36,947	678,347

		2,026,972

Containers & Packaging — 1.8%
Greif Inc., Class A, NVS	10,141	352,805
Sealed Air Corp.	59,723	2,130,917
Sonoco Products Co.	38,479	1,990,904

		4,474,626

Diversified Consumer Services — 0.3%
Graham Holdings Co., Class B	1,641	653,725

Diversified Financial Services — 0.5%
Jefferies Financial Group Inc.	86,607	1,403,033

Electric Utilities — 2.4%
ALLETE Inc.	19,862	1,177,817
Hawaiian Electric Industries Inc.	41,860	1,517,843
IDACORP Inc.	19,351	1,804,481
Portland General Electric Co.	34,322	1,514,630

		6,014,771

Electrical Equipment — 1.0%
GrafTech International Ltd.	21,542	130,760
nVent Electric PLC	59,931	1,088,347
Regal Beloit Corp.	15,541	1,429,306

		2,648,413

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components — 3.6%
Arrow Electronics Inc.(a)	30,184	$2,161,778
Avnet Inc.	37,878	1,012,100
Belden Inc.	14,675	463,730
Flex Ltd.(a)	193,296	2,220,971
Jabil Inc.	52,602	1,833,706
Sanmina Corp.(a)	26,160	776,429
Vishay Intertechnology Inc.	50,836	797,617

		9,266,331

Energy Equipment & Services — 1.0%
Helmerich & Payne Inc.	41,198	734,560
National Oilwell Varco Inc.	148,895	1,713,782

		2,448,342

Entertainment — 0.2%
Cinemark Holdings Inc.	41,040	485,503

Equity Real Estate Investment Trusts (REITs) — 6.7%
Apple Hospitality REIT Inc.	80,474	709,781
Brixmor Property Group Inc.	113,697	1,308,652
Columbia Property Trust Inc.	43,881	524,817
CoreCivic Inc.	45,881	408,800
Empire State Realty Trust Inc., Class A	55,531	366,505
EPR Properties	29,716	850,769
Equity Commonwealth	46,600	1,471,162
GEO Group Inc. (The)	46,546	494,784
Kimco Realty Corp.	165,886	1,849,629
Lamar Advertising Co., Class A	33,114	2,176,583
National Health Investors Inc.	17,125	1,061,750
Park Hotels & Resorts Inc.	90,357	747,252
RLJ Lodging Trust	63,323	507,217
Ryman Hospitality Properties Inc.	21,083	675,078
Sabra Health Care REIT Inc.	78,838	1,162,072
SL Green Realty Corp.	29,355	1,365,008
Sunstone Hotel Investors Inc.	82,703	618,618
Weingarten Realty Investors	46,183	787,882

		17,086,359

Food & Staples Retailing — 1.1%
Sprouts Farmers Market Inc.(a)(b)	45,175	1,191,717
U.S. Foods Holding Corp.(a)	84,485	1,715,045

		2,906,762

Food Products — 1.2%
Ingredion Inc.	25,686	2,221,839
TreeHouse Foods Inc.(a)	21,644	948,440

		3,170,279

Gas Utilities — 2.3%
National Fuel Gas Co.	34,677	1,406,846
New Jersey Resources Corp.	36,724	1,140,647
Northwest Natural Holding Co.	11,709	626,314
Southwest Gas Holdings Inc.	21,151	1,472,956
Spire Inc.	19,650	1,211,619

		5,858,382

Health Care Equipment & Supplies — 0.5%
Envista Holdings Corp.(a)	61,066	1,335,513

Health Care Providers & Services — 1.2%
Acadia Healthcare Co. Inc.(a)	34,112	1,016,879
Patterson Companies Inc.	33,070	878,339
Tenet Healthcare Corp.(a)	40,161	1,061,857

		2,957,075

Security	Shares	Value

Health Care Technology — 0.4%
Change Healthcare Inc.(a)	84,390	$983,987

Hotels, Restaurants & Leisure — 3.1%
Cracker Barrel Old Country Store Inc.	9,095	1,004,725
Extended Stay America Inc.	68,070	776,679
Norwegian Cruise Line Holdings Ltd.(a)	104,709	1,428,231
Penn National Gaming Inc.(a)	49,539	1,676,895
Six Flags Entertainment Corp.	30,206	525,282
Wyndham Destinations Inc.	32,652	868,543
Wyndham Hotels & Resorts Inc.	35,703	1,576,644

		7,856,999

Household Durables — 2.8%
KB Home	33,372	1,122,634
MDC Holdings Inc.	19,365	868,133
Meritage Homes Corp.(a)	13,562	1,345,079
Taylor Morrison Home Corp.(a)	49,705	1,165,582
Toll Brothers Inc.	44,328	1,693,330
TRI Pointe Group Inc.(a)(b)	49,950	835,164

		7,029,922

Household Products — 0.8%
Energizer Holdings Inc.	24,434	1,224,877
Spectrum Brands Holdings Inc.	15,688	849,662

		2,074,539

Insurance — 5.8%
American Equity Investment Life Holding Co.	34,873	887,518
American National Group Inc.	3,509	258,438
Assured Guaranty Ltd.	33,335	727,703
Athene Holding Ltd., Class A(a)(b)	45,439	1,465,408
Brighthouse Financial Inc.(a)(b)	35,992	1,020,013
CNO Financial Group Inc.	55,081	831,723
Enstar Group Ltd.(a)	5,862	984,523
First American Financial Corp.	42,733	2,179,810
Genworth Financial Inc., Class A(a)	193,036	393,793
Hanover Insurance Group Inc. (The)	14,582	1,485,614
Mercury General Corp.	10,423	447,251
National General Holdings Corp.	25,303	860,049
Old Republic International Corp.	109,595	1,761,192
Unum Group	78,017	1,344,233

		14,647,268

Internet & Direct Marketing Retail — 0.6%
Qurate Retail Inc., Series A(a)(b)	148,565	1,620,844

IT Services — 2.3%
Alliance Data Systems Corp.	16,276	722,003
DXC Technology Co.	97,321	1,743,019
Perspecta Inc.	52,350	1,120,290
Sabre Corp.	105,671	798,873
Science Applications International Corp.	18,947	1,515,381

		5,899,566

Leisure Products — 0.8%
Brunswick Corp./DE	30,348	2,032,709

Machinery — 4.3%
AGCO Corp.	23,833	1,564,160
Allison Transmission Holdings Inc.	43,407	1,621,685
Crane Co.	18,901	1,069,230
Gates Industrial Corp. PLC(a)(b)	17,840	188,034
Hillenbrand Inc.	28,657	837,644
Kennametal Inc.	31,800	857,328
Meritor Inc.(a)(b)	27,713	630,471

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Navistar International Corp.(a)(b)	25,184	$806,643
Oshkosh Corp.	26,118	2,056,009
Timken Co. (The)	25,911	1,183,096

		10,814,300

Media — 0.6%
John Wiley & Sons Inc., Class A	16,754	566,788
TEGNA Inc.	83,813	987,317

		1,554,105

Metals & Mining — 2.1%
Alcoa Corp.(a)(b)	71,305	926,965
Cleveland-Cliffs Inc.(b)	152,879	791,913
Commercial Metals Co.	45,664	944,331
Steel Dynamics Inc.	80,668	2,211,110
Worthington Industries Inc.	14,061	526,163

		5,400,482

Mortgage Real Estate Investment — 1.7%
Blackstone Mortgage Trust Inc., Class A	55,748	1,341,855
New Residential Investment Corp.	159,413	1,264,145
PennyMac Mortgage Investment Trust	0	—
Starwood Property Trust Inc.	108,253	1,618,382

		4,224,382

Multi-Utilities — 2.0%
Avista Corp.	25,809	958,288
Black Hills Corp.	24,080	1,393,269
MDU Resources Group Inc.	76,906	1,613,488
NorthWestern Corp.	19,381	1,090,375

		5,055,420

Multiline Retail — 1.0%
Kohl’s Corp.	60,497	1,151,863
Macy’s Inc.(b)	117,989	715,013
Nordstrom Inc.(b)	41,548	568,792

		2,435,668

Oil, Gas & Consumable Fuels — 6.4%
Antero Midstream Corp.	107,823	611,356
Apache Corp.	144,754	2,221,974
Cimarex Energy Co.	39,159	957,829
CVR Energy Inc.	11,181	214,675
Delek U.S. Holdings Inc.	28,196	492,866
Devon Energy Corp.	146,777	1,539,691
EQT Corp.	98,012	1,423,134
Equitrans Midstream Corp.	155,877	1,504,213
Marathon Oil Corp.	303,108	1,664,063
Noble Energy Inc.	183,979	1,837,950
Ovintiv Inc.	99,649	965,599
Southwestern Energy Co.(a)(b)	207,753	504,840
Targa Resources Corp.	89,407	1,634,360
World Fuel Services Corp.	24,284	571,403

		16,143,953

Personal Products — 0.8%
Coty Inc., Class A	114,141	423,463
Edgewell Personal Care Co.(a)	20,841	622,938
Nu Skin Enterprises Inc., Class A	19,905	892,739

		1,939,140

Pharmaceuticals — 1.5%
Nektar Therapeutics(a)(b)	68,264	1,512,730
Prestige Consumer Healthcare Inc.(a)(b)	19,209	714,383
Reata Pharmaceuticals Inc., Class A(a)(b)	10,155	1,499,894

		3,727,007

Security	Shares	Value

Professional Services — 1.1%
ASGN Inc.(a)(b)	20,148	$1,379,332
ManpowerGroup Inc.	22,264	1,531,541

		2,910,873

Real Estate Management & Development — 0.3%
Kennedy-Wilson Holdings Inc.	47,878	710,510

Road & Rail — 0.3%
Ryder System Inc.	20,609	754,908

Semiconductors & Semiconductor Equipment — 0.7%
First Solar Inc.(a)	29,259	1,742,373

Specialty Retail — 3.6%
Aaron’s Inc.	25,914	1,352,192
AutoNation Inc.(a)	22,077	1,133,433
Dick’s Sporting Goods Inc.	24,989	1,139,998
Foot Locker Inc.	39,960	1,174,424
Gap Inc. (The)	81,645	1,091,594
L Brands Inc.	89,507	2,184,866
Penske Automotive Group Inc.	12,652	567,063
Urban Outfitters Inc.(a)(b)	27,000	446,580

		9,090,150

Technology Hardware, Storage & Peripherals — 0.8%
NCR Corp.(a)(b)	49,015	903,346
Xerox Holdings Corp.(a)	70,233	1,169,380

		2,072,726

Textiles, Apparel & Luxury Goods — 3.2%
Capri Holdings Ltd.(a)	57,286	858,144
Carter’s Inc.	16,726	1,316,671
Hanesbrands Inc.	133,482	1,886,101
PVH Corp.	27,223	1,324,671
Ralph Lauren Corp.	18,324	1,306,501
Tapestry Inc.	105,892	1,414,717

		8,106,805

Thrifts & Mortgage Finance — 2.4%
Capitol Federal Financial Inc.	54,274	523,744
MGIC Investment Corp.	129,850	1,073,860
New York Community Bancorp. Inc.	177,933	1,873,635
PennyMac Financial Services Inc.(c)	16,097	776,841
Radian Group Inc.	74,733	1,115,016
Washington Federal Inc.	29,035	677,677

		6,040,773

Trading Companies & Distributors — 0.7%
Air Lease Corp.	40,534	1,062,801
Triton International Ltd.	19,676	619,204

		1,682,005

Transportation Infrastructure — 0.3%
Macquarie Infrastructure Corp.	29,941	897,032

Wireless Telecommunication Services — 0.3%
Telephone & Data Systems Inc.	37,440	727,085
U.S. Cellular Corp.(a)	5,826	172,857

		899,942

Total Common Stocks — 100.5% (Cost: $283,228,279)		255,124,558

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.40%(c)(d)(e)	11,187,450	$11,199,756
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.12%(c)(d)	480,000	480,000

		11,679,756

Total Short-Term Investments — 4.6% (Cost: $11,673,876)		11,679,756

Total Investments in Securities — 105.1% (Cost: $294,902,155)		266,804,314

Other Assets, Less Liabilities — (5.1)%		(12,845,425)

Net Assets — 100.0%		$253,958,889

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$14,494,125	$—	$(3,294,345	)(a)	$10,020	$(10,044)	$11,199,756	11,187,450	$47,376	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	663,000	—	(183,000	)(a)	—	—	480,000	480,000	161		—
PennyMac Financial Services Inc.	—	689,235	(13,916)		308	101,214	776,841	16,097	—		—
PennyMac Mortgage Investment Trust(c)	544,804	—	(856,949)		(329,293)	641,438	—	—	—		—

					$(318,965)	$732,608	$12,456,597		$47,537		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	2	09/18/20	$148	$2,363
S&P MidCap 400 E-Mini Index	1	09/18/20	186	10,554

				$12,917

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Morningstar Small-Cap Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$255,124,558	$—	$—	$255,124,558
Money Market Funds	11,679,756	—	—	11,679,756

	$266,804,314	$—	$—	$266,804,314

Derivative financial instruments(a)
Assets
Futures Contracts	$12,917	$—	$—	$12,917

(a)	Shown at the unrealized appreciation (depreciation) on the contracts

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

5